General information	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
General information
1. General information
Ermenegildo Zegna N.V. (hereinafter referred to as the “Company” or the “Parent Company” and together with its consolidated subsidiaries, or any one or more of them, as the context may require, the “Ermenegildo Zegna Group” or the “Group”) is the holding company of the Group and is incorporated as a public company (naamloze vennootschap) under the laws of the Netherlands and its ordinary shares are listed on the New York Stock Exchange under the “ZGN” ticker. The Company is domiciled in Amsterdam, the Netherlands, and the Company’s registered office is Viale Roma 99/100, Valdilana (Biella), Italy.
The Ermenegildo Zegna Group is a global luxury player, with a leading position in the high-end menswear business, internationally recognized for its unique supply chain, the Filiera, made up of some of the finest Italian textile producers, fully integrated with the Group’s unique luxury manufacturing capabilities.
Legacy, Italian craftsmanship, quality and innovation are the key ingredients of its three complementary brands: ZEGNA, Thom Browne and TOM FORD FASHION. Through them, the Group’s reach expands to touch different communities, from the absolute iconic luxury, with its eponymous brand ZEGNA, to modern tailoring, with Thom Browne, to seductive luxury, with TOM FORD FASHION. Through its brands, the Group designs, produces, markets and distributes luxury menswear, footwear, leather goods and other accessories, luxury womenswear (under the Thom Browne and TOM FORD FASHION brands) and children’s clothing (under the Thom Browne brand). The three brands also have selected third-party license agreements for specific product categories. Thanks to its Filiera, the Group covers the entire value chain from the production of the finest raw materials - under the brands Lanificio Ermenegildo Zegna, Dondi, Bonotto, Tessitura di Novara, Tessitura Ubertino, as well as the minority-owned Filati Biagioli Modesto and Luigi Fedeli & Figlio - to the finished products realized in its luxury manufacturing facilities.